Consolidated Subsidiaries - Summary of Financial Information of Consolidated Subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		₩ 246,807,795		₩ 239,714,965
Total liabilities		205,444,962		202,450,215
Sales		92,578,265		87,476,410		₩ 70,546,024
Profit (loss) for the period		3,621,968		(4,716,144)		₩ (24,429,108)
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		72,508,359		70,535,018
Total liabilities		47,082,862		45,660,916
Sales		13,447,880		10,798,378
Profit (loss) for the period		567,267		151,638
Korea South-East Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		13,203,109		13,158,245
Total liabilities		6,447,903		6,964,695
Sales		6,527,922		7,761,713
Profit (loss) for the period		382,336		196,522
Korea Midland Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		14,849,596		15,309,205
Total liabilities		9,513,087		10,368,698
Sales		7,088,426		7,611,821
Profit (loss) for the period		225,196		(1,844)
Korea Western Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		13,309,836		12,710,246
Total liabilities		7,708,730		7,648,441
Sales		6,193,922		6,915,233
Profit (loss) for the period		361,725		126,519
Korea Southern Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		13,184,059		13,405,076
Total liabilities		7,101,465		7,807,334
Sales		6,430,487		7,298,989
Profit (loss) for the period		311,530		226,811
Korea East-West Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,287,969		11,683,112
Total liabilities		5,592,569		5,626,034
Sales		5,322,832		5,571,885
Profit (loss) for the period		467,885		139,013
KEPCO Engineering & Construction Company, Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		945,384		854,704
Total liabilities		367,910		307,396
Sales		553,363		545,092
Profit (loss) for the period		58,513		32,654
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,675,776		1,585,380
Total liabilities		355,479		318,597
Sales		1,534,269		1,523,031
Profit (loss) for the period		170,967		161,849
KEPCO Nuclear Fuel Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,060,367		1,101,960
Total liabilities		562,604		622,157
Sales		397,595		284,066
Profit (loss) for the period		48,061		43,533
KEPCO KDN Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		846,361		733,434
Total liabilities		222,119		301,713
Sales		781,646		738,833
Profit (loss) for the period		215,791		65,495
KEPCO International HongKong Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		149,757		133,915
Total liabilities		1,611		0
Sales		0		0
Profit (loss) for the period		7,596		8,795
KEPCO International Philippines Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		13,720		72,830
Total liabilities		78		0
Sales		0		0
Profit (loss) for the period		40,427		4,891
KEPCO Gansu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,233		7,226
Total liabilities		693		608
Sales		0		0
Profit (loss) for the period		(5)		(23)
KEPCO Philippines Holdings Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		202,810		180,592
Total liabilities		173		96
Sales		0		0
Profit (loss) for the period		49,999		8,802
KEPCO Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,990		2,607
Total liabilities		4		0
Sales		0		0
Profit (loss) for the period		120		127
KEPCO Ilijan Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		58,752		142,711
Total liabilities		615		800
Sales		0		0
Profit (loss) for the period		4,549		3,718
KEPCO Neimenggu International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		323,519		284,280
Total liabilities		4,839		4,346
Sales		0		0
Profit (loss) for the period		10,891		15,021
KEPCO Shanxi International Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		811,971		707,447
Total liabilities		366,377		329,539
Sales		0		0
Profit (loss) for the period		13,677		(3,875)
KOMIPO Global Pte Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		454,052		411,249
Total liabilities		2,716		32,900
Sales		0		0
Profit (loss) for the period		15,618		17,174
KEPCO Netherlands B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		155,632		141,088
Total liabilities		109		45
Sales		0		0
Profit (loss) for the period		4,237		3,856
KEPCO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		226		749
Total liabilities		0		34
Sales		0		0
Profit (loss) for the period		(4,017)		131
KOSEP Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		55,461		79,308
Total liabilities		7,847		7,990
Sales		31,935		29,675
Profit (loss) for the period		10,139		10,665
KOMIPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		94,760		86,077
Total liabilities		3,214		4,014
Sales		31,935		29,676
Profit (loss) for the period		6,253		9,248
KOWEPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		93,353		86,074
Total liabilities		2,736		3,571
Sales		31,935		29,675
Profit (loss) for the period		4,978		9,001
KOSPO Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		39,606		32,828
Total liabilities		3,221		3,923
Sales		31,935		29,675
Profit (loss) for the period		8,768		10,329
KEPCO Middle East Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		136,740		121,015
Total liabilities		129,721		107,611
Sales		0		0
Profit (loss) for the period		(7,668)		(1,548)
Qatrana Electric Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		554,387		491,627
Total liabilities		207,773		208,707
Sales		28,465		26,779
Profit (loss) for the period		24,062		20,949
KHNP Canada Energy Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		180,220		155,242
Total liabilities		20,431		12,379
Sales		0		0
Profit (loss) for the period		506		392
KEPCO Bylong Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		45,420		44,557
Total liabilities		552,861		465,231
Sales		0		0
Profit (loss) for the period		(69,620)		(16,669)
Korea Waterbury Uranium Limited Partnership
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		20,773		20,772
Total liabilities		62		44
Sales		0		0
Profit (loss) for the period		(142)		(67)
KEPCO Holdings de Mexico
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		670		1,171
Total liabilities		3,025		2,621
Sales		0		0
Profit (loss) for the period		(1,032)		(121)
KST Electric Power Company, S.A.P.I. de C.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		654,086		631,348
Total liabilities		532,766		490,470
Sales		67,656		93,843
Profit (loss) for the period		24,713		19,657
KEPCO Energy Service Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,257		2,028
Total liabilities		1,198		716
Sales		9,361		10,193
Profit (loss) for the period		146		251
KEPCO Netherlands S3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		81,554		70,613
Total liabilities		19,084		16,710
Sales		0		0
Profit (loss) for the period		978		1,769
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		18,014		17,303
Total liabilities		3,684		3,929
Sales		21,567		23,639
Profit (loss) for the period		969		1,579
PT. Cirebon Power Service
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,004		2,936
Total liabilities		823		714
Sales		10,515		9,457
Profit (loss) for the period		586		672
KOWEPO International Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		0		0
Total liabilities		11		10
Sales		0		0
Profit (loss) for the period		0		0
KOSPO Jordan LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		36,620		19,387
Total liabilities		22,271		3,881
Sales		17,477		17,665
Profit (loss) for the period		4,312		7,082
EWP America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		49,381	[1]	46,954	[2]
Total liabilities		3,120	[1]	4,032	[2]
Sales		14,888	[1]	14,549	[2]
Profit (loss) for the period		332	[1]	895	[2]
KNF Canada Energy Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,337		2,261
Total liabilities		30		34
Sales		0		0
Profit (loss) for the period		(67)		(56)
EWP Barbados 1 SRL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		469,387		434,690
Total liabilities		1,463		14,217
Sales		0		2,448
Profit (loss) for the period		28,937		36,566
Gyeonggi Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		160,060		180,176
Total liabilities		226,650		214,822
Sales		60,769		80,630
Profit (loss) for the period		(31,941)		(28,549)
PT. Tanggamus Electric Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		232,963		214,892
Total liabilities		155,119		150,483
Sales		6,136		2,127
Profit (loss) for the period		4,216		(2,230)
Gyeongju Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		87,987		90,616
Total liabilities		41,547		49,982
Sales		18,550		19,807
Profit (loss) for the period		5,817		6,716
KOMIPO America Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[3]	633,218		579,403
Total liabilities	[3]	328,237		318,295
Sales	[3]	18,806		39,323
Profit (loss) for the period	[3]	9,662		3,376
PT. EWP Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		101,015		90,650
Total liabilities		84		132
Sales		0		0
Profit (loss) for the period		6,115		9,590
KEPCO Netherlands J3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		174,130		153,324
Total liabilities		15,748		13,634
Sales		0		0
Profit (loss) for the period		7,378		15,289
Korea Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		336,687		334,444
Total liabilities		131,463		143,827
Sales		41,489		40,313
Profit (loss) for the period		14,607		6,497
Global One Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		150		143
Total liabilities		64		44
Sales		0		0
Profit (loss) for the period		(130)		(85)
Global Energy Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		363		336
Total liabilities		69		44
Sales		0		0
Profit (loss) for the period		(131)		(81)
Mira Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		443,556		403,843
Total liabilities		332,629		318,557
Sales		4,213		2,683
Profit (loss) for the period		11,499		(1,590)
KOSEP Material Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,111		4,974
Total liabilities		539		542
Sales		5,016		4,834
Profit (loss) for the period		1,108		908
Commerce and Industry Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		65,954		73,671
Total liabilities		25,841		29,611
Sales		35,054		33,050
Profit (loss) for the period		(3,638)		(2,901)
KEPCO KPS Philippines Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,403		5,775
Total liabilities		594		884
Sales		7,372		4,608
Profit (loss) for the period		422		97
KOSPO Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		186,200		166,643
Total liabilities		83,705		75,619
Sales		0		0
Profit (loss) for the period		(1,185)		0
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets				26
Total liabilities				260
Sales				0
Profit (loss) for the period				0
Hee Mang Sunlight Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,875		5,877
Total liabilities		2,355		2,403
Sales		567		689
Profit (loss) for the period		46		202
Fujeij Wind Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		245,967		216,082
Total liabilities		171,610		158,081
Sales		0		0
Profit (loss) for the period		14,962		15,067
KOSPO Youngnam Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		371,946		360,026
Total liabilities		257,626		255,761
Sales		412,037		410,173
Profit (loss) for the period		10,275		(7,965)
Chitose Solar Power Plant LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		93,435		98,911
Total liabilities		78,709		84,228
Sales		14,453		14,447
Profit (loss) for the period		2,553		2,059
KEPCO Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		240,555		246,273
Total liabilities		29,240		36,127
Sales		20,788		23,234
Profit (loss) for the period		6,210		8,367
KOSPO Power Services Ltda.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,118		6,976
Total liabilities		6,363		7,086
Sales		17,005		17,634
Profit (loss) for the period		1,924		(211)
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[4]	483,585		454,888
Total liabilities	[4]	3,358		3,364
Sales	[4]	0		24,030
Profit (loss) for the period	[4]	22,608		10,812
KOEN Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		15		11
Total liabilities		165		128
Sales		0		0
Profit (loss) for the period		(12)		0
KOMIPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		15		13
Total liabilities		172		147
Sales		0		0
Profit (loss) for the period		(17)		(20)
KOWEPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		15		12
Total liabilities		168		142
Sales		0		0
Profit (loss) for the period		(17)		(43)
KOSPO Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		202		388
Total liabilities		425		541
Sales		0		0
Profit (loss) for the period		(57)		(20)
EWP Bylong Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		15		13
Total liabilities		13		13
Sales		0		0
Profit (loss) for the period		2		46
KOWEPO Lao International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		17,335		13,038
Total liabilities		2,247		223
Sales		11,891		10,270
Profit (loss) for the period		4,823		6,268
KEPCO Mangilao Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		99,669		90,445
Total liabilities		52,732		41,898
Sales		810		775
Profit (loss) for the period		(7,804)		785
Mangilao Investment LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		224,646		206,714
Total liabilities		18		15
Sales		0		0
Profit (loss) for the period		0		(1)
KEPCO Mangilao Solar, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		226,509		206,600
Total liabilities		247		1,918
Sales		16,907		13,593
Profit (loss) for the period		3,634		826
Jeju Hanlim Offshore Wind Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		590,613		459,229
Total liabilities		524,640		388,171
Sales		10,872		0
Profit (loss) for the period		(5,067)		(3,032)
PT. Siborpa Eco Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		13,877		12,209
Total liabilities		3		3
Sales		0		0
Profit (loss) for the period		(38)		(52)
PT. Korea Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,146		1,878
Total liabilities		5,524		101
Sales		4,550		1,897
Profit (loss) for the period		1,171		132
KOLAT SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		49,452		46,958
Total liabilities		406		352
Sales		2,880		2,237
Profit (loss) for the period		1,090		1,820
KEPCO California, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		52,627		46,606
Total liabilities		7,464		6,823
Sales		645		613
Profit (loss) for the period		(507)		(385)
KEPCO Mojave Holdings, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		101,912		93,233
Total liabilities		90,646		78,328
Sales		0		0
Profit (loss) for the period		(3,950)		(3,901)
Incheon Fuel Cell Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		249,022		259,169
Total liabilities		233,049		237,409
Sales		91,097		96,924
Profit (loss) for the period		(5,805)		(4,112)
KOEN Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,072		11,470
Total liabilities		7,186		8,745
Sales		39,482		38,164
Profit (loss) for the period		323		305
KOMIPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,123		7,944
Total liabilities		4,728		4,777
Sales		38,415		37,525
Profit (loss) for the period		657		960
KOWEPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,422		10,300
Total liabilities		6,678		6,584
Sales		40,875		36,421
Profit (loss) for the period		314		264
KOSPO Service Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,199		6,122
Total liabilities		4,593		4,182
Sales		32,422		30,369
Profit (loss) for the period		949		703
EWP Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,291		5,487
Total liabilities		3,851		3,790
Sales		27,101		26,767
Profit (loss) for the period		27		176
PT. KOMIPO Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,177		2,983
Total liabilities		1,273		250
Sales		6,433		2,023
Profit (loss) for the period		874		38
KNF Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,875		2,589
Total liabilities		1,182		1,106
Sales		6,700		6,380
Profit (loss) for the period		286		340
KOSPO USA Inc.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		725,984		378,732
Total liabilities		321		377
Sales		0		0
Profit (loss) for the period		(6,099)		(6,351)
KOSPO Niles LLC (formerly, Nambu USA LLC)
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		326,651		297,370
Total liabilities		51		230
Sales		0		0
Profit (loss) for the period		9,947		(732)
Tamra Offshore Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		112,747		120,460
Total liabilities		74,809		83,161
Sales		19,937		18,570
Profit (loss) for the period		1,551		1,089
KEPCO MCS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		94,305		111,189
Total liabilities		67,881		73,940
Sales		292,011		307,146
Profit (loss) for the period		(9,033)		(4,757)
KEPCO FMS Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		16,330		21,310
Total liabilities		18,815		18,142
Sales		108,560		107,336
Profit (loss) for the period		1,126		1,895
Firstkeepers Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		24,800		18,698
Total liabilities		13,930		12,437
Sales		95,836		90,575
Profit (loss) for the period		4,546		2,689
Secutec Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		17,416		16,038
Total liabilities		11,980		11,797
Sales		78,011		72,284
Profit (loss) for the period		1,968		699
SE Green Energy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		126,012		147,251
Total liabilities		93,330		114,737
Sales		41,251		40,326
Profit (loss) for the period		178		(1,305)
Mangilao Intermediate Holdings LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		230,079		206,771
Total liabilities		126,833		114,954
Sales		0		0
Profit (loss) for the period		(1,277)		(5,293)
KEPCO CSC Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		17,430		15,985
Total liabilities		11,516		12,170
Sales		49,443		49,502
Profit (loss) for the period		2,944		2,644
KOAK Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		16,961		15,000
Total liabilities		322		528
Sales		0		0
Profit (loss) for the period		(75)		714
KOMIPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		84,899		86,109
Total liabilities		123		69
Sales		890		1,183
Profit (loss) for the period		(6,403)		109
Haenanum Energy Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,415		7,415
Total liabilities		3		3
Sales		493		47
Profit (loss) for the period		445		(1)
Paju Ecoenergy Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		61,836		60,653
Total liabilities		2,635		2,146
Sales		16,306		15,351
Profit (loss) for the period		697		(357)
Guam Ukudu Power LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		940,137		749,837
Total liabilities		960,812		720,795
Sales		112,782		0
Profit (loss) for the period		(39,280)		(19,904)
K-SOLAR SHINAN Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		279,204		298,866
Total liabilities		263,030		281,676
Sales		34,148		37,137
Profit (loss) for the period		907		(6,896)
KPS Partners Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		4,264		3,503
Total liabilities		2,298		1,776
Sales		14,053		12,921
Profit (loss) for the period		487		183
KEPCO E&C Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,437		7,167
Total liabilities		1,738		1,938
Sales		16,861		16,454
Profit (loss) for the period		1,578		1,505
Moha Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		25,946		27,213
Total liabilities		28,391		29,363
Sales		0		0
Profit (loss) for the period		(273)		112
Ogiri Solar Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,077		1,032
Total liabilities		21		31
Sales		77		0
Profit (loss) for the period		55		(9)
KHNP USA LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,170		1,517
Total liabilities		400		140
Sales		1,196		1,142
Profit (loss) for the period		186		166
KOMIPO Vanphong Power Service LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		39,147		26,819
Total liabilities		3,592		3,768
Sales		26,235		21,396
Profit (loss) for the period		9,951		10,879
Energy Innovation Fund I
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		40,554		43,725
Total liabilities		894		419
Sales		0		0
Profit (loss) for the period		(899)		(766)
KHNP Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,081		5,555
Total liabilities		4,818		4,219
Sales		0		0
Profit (loss) for the period		(60)		(66)
Yeong Yang Apollon Photovoltaic Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,422		1,529
Total liabilities		1,324		1,427
Sales		194		219
Profit (loss) for the period		(4)		42
Yeong Yang Corporation Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,403		1,519
Total liabilities		1,314		1,418
Sales		190		216
Profit (loss) for the period		(12)		39
SolarVader Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,413		1,529
Total liabilities		1,317		1,421
Sales		195		219
Profit (loss) for the period		(12)		40
Yeong Yang Innovation Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,407		1,510
Total liabilities		1,314		1,418
Sales		188		210
Profit (loss) for the period		1		32
Yeong Yang Horus Photovoltaic Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,395		1,502
Total liabilities		1,314		1,418
Sales		184		206
Profit (loss) for the period		(3)		28
Yeong Yang Solar Management Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,415		1,540
Total liabilities		1,318		1,420
Sales		198		224
Profit (loss) for the period		(23)		46
LSG Hydro Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		629		717
Total liabilities		12		8
Sales		0		0
Profit (loss) for the period		(187)		(219)
KOEN Bio Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,179		1,010
Total liabilities		683		585
Sales		1,570		2,467
Profit (loss) for the period		90		372
KOMIPO Iberian Solar Group, S.L.U.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		76,858		79,666
Total liabilities		69,709		66,874
Sales		0		0
Profit (loss) for the period		(3,786)		(931)
Jeongam Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		70,772		75,744
Total liabilities		60,170		63,219
Sales		7,094		8,154
Profit (loss) for the period		(2,113)		(958)
KOWEPO Europe B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		35		107
Total liabilities		3,511		3,177
Sales		0		0
Profit (loss) for the period		(181)		(44,685)
Yeongdeok Sunrise Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		112,863		94,615
Total liabilities		87,437		74,842
Sales		7,717		0
Profit (loss) for the period		3,555		(383)
KA Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,620		3,173
Total liabilities		3,375		172
Sales		0		0
Profit (loss) for the period		(207)		126
Western Power Changgi Solar Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		43,393		46,950
Total liabilities		36,938		40,815
Sales		6,461		7,036
Profit (loss) for the period		321		2,011
EWP Australia Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		67,756		52,734
Total liabilities		358		0
Sales		0		325
Profit (loss) for the period		12,457		337
Columboola Solar Farm Hold Co Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[5]	342,603		311,259
Total liabilities	[5]	222,480		213,822
Sales	[5]	8,349		10,072
Profit (loss) for the period	[5]	20,622		3,217
Digital Innovation Growth Fund
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11,989		11,624
Total liabilities		172		96
Sales		0		0
Profit (loss) for the period		1,745		(266)
J Wind First, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		54,456		52,304
Total liabilities		54,456		52,304
Sales		2,992		2,540
Profit (loss) for the period		0		0
KEPCO Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,727		3,307
Total liabilities		0		0
Sales		0		0
Profit (loss) for the period		(35)		(23)
KEPCO for Maintenance Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,192		118
Total liabilities		10,078		0
Sales		2,726		0
Profit (loss) for the period		1,838		(45)
KOSPO Trumbull LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		336,425		25
Total liabilities		0		0
Sales		0		0
Profit (loss) for the period		0		(10)
Changjuk Wind Power Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		25,434		24,364
Total liabilities		2,815		3,049
Sales		5,983		6,230
Profit (loss) for the period		686		744
Chile Solar JV SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		96,796		98,705
Total liabilities		81,288		75,472
Sales		9,862		9,050
Profit (loss) for the period		(5,411)		(2,768)
KEPCO KPS South Africa Pty., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,784		9,222
Total liabilities		4,688		4,236
Sales		19,713		8,512
Profit (loss) for the period		266		834
KOWEPO Holding Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,108		1,323
Total liabilities		888		1,371
Sales		0		0
Profit (loss) for the period		7,679		(49)
KEPCO ES Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		318,648		322,529
Total liabilities		6,087		15,367
Sales		6,384		14,151
Profit (loss) for the period		8,758		₩ 5,384
KOSPO Rutile, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		147
Total liabilities		0
Sales		0
Profit (loss) for the period		0
Sprott Chile Solar I SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,682
Total liabilities		27
Sales		0
Profit (loss) for the period		₩ 1

[1]	Financial information of EWP America Inc. includes that of 4 other subsidiaries, EWP Renewable Corporation, California Power Holdings LLC, EWP ESS Holdings, LLC, and Fairhaven ESS LLC.
[2]	Financial information of EWP America Inc. includes that of 4 other subsidiaries, EWP Renewable Corporation, and California Power Holdings LLC, EWP ESS Holdings, LLC, and Fairhaven ESS LLC.
[3]	Financial information of KOMIPO America Inc. includes that of 17 other subsidiaries including Elara Equity Holdings, LLC and CVS Equity Holdings, LLC.
[4]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of 6 other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1, Songhyun e-New Industry Fund, BSK E-New Industry Fund X, UI Carbon-Neutrality Fund, and Magna Energy New Industrial Fund.
[5]	Financial information of Columboola Solar Farm Hold Co Pty., Ltd. includes that of 3 other subsidiaries including Columboola Solar Farm Nominees Pty., Ltd.